Commitments and contingencies - Minimum purchase contract commitment (Details) - Take-or-pay purchase contracts $ in Thousands	Dec. 31, 2025 USD ($)
2026
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 387,064
2027
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	288,525
2028
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	259,758
2029
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	221,703
2030
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	191,566
Thereafter
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 666,023